Sales - Total Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of products and services [line items]
Total sales	$ 1,347,724	$ 1,124,352	$ 817,764
Soybean
Disclosure of products and services [line items]
Total sales	81,757	71,687	44,271
Corn
Disclosure of products and services [line items]
Total sales	71,188	59,803	44,475
Wheat
Disclosure of products and services [line items]
Total sales	19,915	27,349	14,457
Rice
Disclosure of products and services [line items]
Total sales	3,994	0	0
Sunflower
Disclosure of products and services [line items]
Total sales	9,885	6,167	633
Barley
Disclosure of products and services [line items]
Total sales	4,175	1,684	275
Seeds
Disclosure of products and services [line items]
Total sales	1,940	1,559	1,732
Raw milk
Disclosure of products and services [line items]
Total sales	21,623	16,468	12,817
Cattle
Disclosure of products and services [line items]
Total sales	5,039	3,111	1,959
Cattle for dairy
Disclosure of products and services [line items]
Total sales	7,543	4,994	2,729
Others
Disclosure of products and services [line items]
Total sales	2,293	3,498	2,923
Agricultural produce and biological assets
Disclosure of products and services [line items]
Total sales	229,352	196,320	126,271
Ethanol
Disclosure of products and services [line items]
Total sales	387,124	291,883	199,062
Sugar
Disclosure of products and services [line items]
Total sales	188,769	208,365	171,102
Energy
Disclosure of products and services [line items]
Total sales	34,919	50,321	42,756
Peanut
Disclosure of products and services [line items]
Total sales	63,041	60,939	46,708
Sunflower
Disclosure of products and services [line items]
Total sales	14,948	11,282	10,433
Cotton
Disclosure of products and services [line items]
Total sales	6,780	2,540	1,969
Rice
Disclosure of products and services [line items]
Total sales	188,263	127,272	96,397
Fluid milk (UHT)
Disclosure of products and services [line items]
Total sales	76,596	62,875	54,380
Powder milk
Disclosure of products and services [line items]
Total sales	84,257	62,728	40,500
Other diary products
Disclosure of products and services [line items]
Total sales	37,648	28,834	17,205
Services
Disclosure of products and services [line items]
Total sales	10,987	7,309	4,774
Rental income
Disclosure of products and services [line items]
Total sales	841	615	584
Others
Disclosure of products and services [line items]
Total sales	24,199	13,069	5,623
Manufactured products and services rendered
Disclosure of products and services [line items]
Total sales	1,118,372	928,032	691,493
Manufactured products and services rendered | Agricultural produce and biological assets
Disclosure of products and services [line items]
Total sales	1,347,724	1,124,352	817,764
Products And Services Produced By Third Parties
Disclosure of products and services [line items]
Total sales	$ 4,500	$ 11,500	$ 13,900